Description of Organization and Business Operations (Details) - USD ($)								1 Months Ended						2 Months Ended	3 Months Ended		6 Months Ended			9 Months Ended	12 Months Ended
	May 01, 2023	Apr. 20, 2023	Nov. 18, 2022	Oct. 17, 2022	Jul. 13, 2022	Mar. 28, 2022	Mar. 18, 2022	Dec. 31, 2021	Dec. 30, 2021	Oct. 20, 2021	Jun. 30, 2020	Jun. 29, 2020	Jun. 26, 2020	Feb. 23, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2020	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Jun. 21, 2023	May 22, 2023	Mar. 31, 2023	Dec. 23, 2021	Dec. 15, 2021	Sep. 30, 2021	Sep. 20, 2021	Jun. 22, 2021
Description of Organization and Business Operations (Details) [Line Items]
Balance of ordinary shares issued (in Shares)								4,600,000							405,475		405,475			405,475	564,936		4,600,000
Exchange shares percentage									4.545%
Cash								$ 283,403							$ 4,597,048		$ 4,597,048			$ 4,597,048	$ 6,110,807	$ 364,023	$ 283,403						$ 403,771
Price per share (in Dollars per share)				$ 10.6	$ 10.48		$ 10.3						$ 10	$ 0.08	$ 0.1		$ 0.1			$ 0.1	$ 0.1			$ 0.08	$ 0.08
Transaction costs																	$ 2,069,154				$ 2,069,154
Underwriting fees																	1,610,000				1,610,000
Other offering costs																	459,154				459,154
Cash held outside of trust account															$ 67,497		$ 67,497			$ 67,497	$ 55,789
Fair market value, percentage															80.00%		80.00%			80.00%	80.00%
Public shares percentage																	100.00%				100.00%
Deposit trust account															$ 1,572,423		$ 1,572,423			$ 1,572,423	$ 1,229,096
Aggregate amount				$ 25,180,851	$ 10,742,906	$ 633,792	$ 6,529,259										19,837		$ 46,000,000		$ 1,706,347
Deposit amount		$ 32,450		$ 22,600		$ 101,406								$ 32,500	32,300		$ 32,300			32,300				$ 32,450	$ 32,450		$ 460,000			$ 460,000	$ 460,000
Ordinary shares (in Shares)							633,792
Aggregate amount of shares (in Shares)				2,375,991	1,025,281	633,792											258				159,203
Public ordinary per share (in Dollars per share)				$ 0.04
Business combination, description																					The initial shareholders have agreed not to transfer, assign or sell any of the Founder Shares (except to certain permitted transferees) until, with respect to 50% of the Founder Shares, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, with respect to the remaining 50% of the Founder Shares, upon six months after the date of the consummation of a Business Combination, or earlier, in each case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Aggregate shares (in Shares)																					159,203
Aggregate amount per shares (in Dollars per share)																					$ 10.72
Deposit															0.08		$ 0.08			0.08
Per share of ordinary shares (in Dollars per share)														$ 0.08
Dissolution expenses																	50,000				$ 50,000
Trust account per share (in Dollars per share)								$ 10.2													$ 10.72		$ 10.2			$ 11.3
Operating bank account															$ 67,497		$ 67,497			$ 67,497	$ 55,789
Trust account, description																					which is before March 23, 2023 (or April 23, 2023 if further extended by placing $32,500 into the Trust Account).
Price per share (in Dollars per share)															$ 0.08		$ 0.08			$ 0.08								$ 0.3301
Gross proceed											$ 6,210,000								6,210,000
Net proceed deposited											$ 6,000,000								$ 6,000,000
Additional price per share (in Dollars per share)															0.32		$ 0.32			0.32
Description of deposited			On November 18, 2022, Nukkleus deposited $22,600 into the Trust Account, representing $0.04 per public ordinary share that was not redeemed in connection with extending the business combination completion window until November 23, 2022. On December 19, 2022, Nukkleus deposited $22,600 into the Trust Account, representing $0.04 per public ordinary share that was not redeemed in connection with extending the business combination completion window until January 23, 2023. On January 19, 2023, the shareholders of the Company approved the extension of the period of time the Company has to consummate its initial business combination from January 23, 2023 to up to not later than April 23, 2023, extendable by the Company on a monthly basis without further shareholder approval upon deposit of $0.04 per public ordinary share of the Company (the “Top-up Amount”). Notwithstanding the Top-up Amount, the Company undertook to increase the amount to be paid into the Trust Account for each monthly extension from $0.04 to $0.0525. Subsequently, the Company has committed to increase the amount to be paid into the Trust Account for any extension from February 23, 2023 to March 23, 2023 and from March 23, 2023 to April 23, 2023 to $0.08 per ordinary share outstanding. In connection with the extension, Nukkleus deposited $21,350 into the Trust Account, representing $0.0525 per public ordinary share that was not redeemed in connection with extending the business combination completion window until February 23, 2023. In connection with a special meeting to approve the extension of the business combination period, the Company’s shareholders elected to redeem an aggregate amount of 159,203 shares, and the Company redeemed such shares for an aggregate amount of $1,706,347, or approximately $10.72 per share
Public ordinary price per share (in Dollars per share)		$ 0.08
Aggregate amount																	$ 2,821
Stock redeemed per share (in Dollars per share)															$ 10.93		$ 10.93			10.93
Aggregate amount of shares (in Shares)																	1,779
Redemption price per shares (in Dollars per share)																	$ 11.17
Business combination																	$ 32,300
Trust account																	32,300
Related party transaction expense															$ 123,748	$ 144,590	$ 343,326	$ 613,861			$ 1,202,399		$ 670,916
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Share units (in Shares)													4,000,000
Price per share (in Dollars per share)													$ 10		$ 10		$ 10			10	$ 10
Gross proceeds													$ 40,000,000
sale of the Units in IPO													$ 40,000,000
Public ordinary per share (in Dollars per share)															0.08		0.08			0.08
Additional units (in Shares)																			600,000
Price per share (in Dollars per share)		$ 0.08									$ 10								$ 10
Stock redeemed per share (in Dollars per share)															$ 10		$ 10			$ 10	$ 10
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds											$ 210,000
Underwriters, description												On June 29, 2020, the underwriters notified the Company of their intention to exercise their over-allotment option in full. As such, on June 30, 2020, the Company consummated the sale of an additional 600,000 Units, at $10.00 per Unit, and the sale of an additional 21,000 Private Units, at $10.00 per Private Unit, generating total gross proceeds of $6,210,000. A total of $6,000,000 of the net proceeds was deposited into the Trust Account, bringing the aggregate proceeds held in the Trust Account to $46,000,000.
Additional units (in Shares)											21,000
Price per share (in Dollars per share)											$ 10								$ 10
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Additional units (in Shares)																			21,000
Price per share (in Dollars per share)											$ 10								$ 10
Nukkleus Inc.[Member]
Description of Organization and Business Operations (Details) [Line Items]
Description of directly own																				Jamal Khurshid and Nicholas Gregory own, directly and indirectly, approximately 40% and 10% of Jacobi, respectively. Jamal Khurshid is the Company’s chief operating officer and director and Nicholas Gregory is the Company’s director. The transactions contemplated by the Jacobi Agreement constituted a “related-party transaction” as defined in Item 404 of Regulation S-K because of Mr. Khurshid’s and Mr. Gregory’s position as beneficial owner of one or more Original Shareholders and New Jacobi Shareholders.		Jamal Khurshid and Nicholas Gregory own, directly and indirectly, approximately 40% and 10% of Jacobi, respectively. Jamal Khurshid is the Company’s chief operating officer and director and Nicholas Gregory is the Company’s director. The transactions contemplated by the Jacobi Agreement constituted a “related-party transaction” as defined in Item 404 of Regulation S-K because of Mr. Khurshid’s and Mr. Gregory’s position as beneficial owner of one or more Original Shareholders and New Jacobi Shareholders.
Consideration shares (in Shares)								15,151,515	15,151,515														15,151,515
Operating capital								$ 1,000,000	$ 1,000,000
Exchange shares percentage								4.545%
Cash															$ 142,341		$ 142,341			$ 142,341		$ 364,023							403,771
Incurred net loss																						11,845,657
Working capital deficit															$ 627,000		$ 627,000			$ 627,000		$ 3,786,525
Price per share (in Dollars per share)															$ 1		$ 1			$ 1		$ 1
Cash held outside of trust account																						$ 1,571,000							$ 667,000
Price per share (in Dollars per share)																												$ 0.3301
Related party transaction expense	$ 1,550,000
Incurred net loss															$ 3,149,000		$ 3,149,000			$ 3,149,000
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Underwriters, description																	In addition, if (x) the Company issues additional ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the initial shareholders or their affiliates, without taking into account any Founder Shares held by the initial shareholders or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the consummation of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $16.50 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.				In addition, if (x) the Company issues additional ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the initial shareholders or their affiliates, without taking into account any Founder Shares held by the initial shareholders or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the consummation of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $16.50 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.
Outstanding voting securities percentage															50.00%		50.00%			50.00%	50.00%
Net tangible assets															$ 5,000,001		$ 5,000,001			$ 5,000,001	$ 5,000,001
Business combination, description																					On November 18, 2022, Nukkleus deposited $22,600 into the Trust Account, representing $0.04 per public ordinary share that was not redeemed in connection with extending the business combination completion window until November 23, 2022. On December 19, 2022, Nukkleus deposited $22,600 into the Trust Account, representing $0.04 per public ordinary share that was not redeemed in connection with extending the business combination completion window until January 23, 2023. On January 19, 2023, the shareholders of the Company approved the extension of the period of time the Company has to consummate its initial business combination from January 23, 2023 to up to not later than April 23, 2023, extendable by the Company on a monthly basis without further shareholder approval upon deposit of $0.04 per public ordinary share of the Company (the “Top-up Amount”). Notwithstanding the Top-up Amount, the Company undertook to increase the amount to be paid into the Trust Account for each monthly extension from $0.04 to $0.0525. Subsequently, the Company has committed to increase the amount to be paid into the Trust Account for any extension from February 23, 2023 to March 23, 2023 and from March 23, 2023 to April 23, 2023 to $0.08 per ordinary share outstanding. In connection with the extension, Nukkleus deposited $21,350 into the Trust Account, representing $0.0525 per public ordinary share that was not redeemed in connection with extending the business combination completion window until February 23, 2023.
Digiclear Agreement [Member] | Nukkleus Inc.[Member]
Description of Organization and Business Operations (Details) [Line Items]
Ordinary shares outstanding (in Shares)								5,400,000	5,400,000														5,400,000
Asset, Held-in-Trust [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)															$ 10		$ 10			$ 10	$ 10
Public ordinary per share (in Dollars per share)				0.04
Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)				$ 10.6	$ 0.12		$ 0.16								$ 0.3		$ 0.3			$ 0.3	$ 0.3
Public shares percentage																	15.00%				15.00%
Deposit trust account															$ 460,000		$ 460,000			$ 460,000	$ 460,000
Aggregate amount																	$ 1,380,000				$ 1,380,000
Deposit amount					$ 353,000	$ 736,000	$ 634,594
Deposit							$ 736,000
Trust account per share (in Dollars per share)															$ 10		$ 10			$ 10	$ 10
Sponsor [Member] | Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)															11.17		11.17			11.17	$ 0.3
Nukkleus [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)															$ 0.08		$ 0.08			$ 0.08
Deposit amount				$ 22,600											$ 32,300		$ 32,300			$ 32,300
Public ordinary per share (in Dollars per share)				$ 0.04
Deposit														$ 32,500
Triton Capital Market Ltd [Member] | Nukkleus Inc.[Member]
Description of Organization and Business Operations (Details) [Line Items]
Related party transaction expense	$ 1,575,000
Triton Capital Market Ltd [Member] | GSA [Member] | Nukkleus Inc.[Member]
Description of Organization and Business Operations (Details) [Line Items]
Generated revenue per month																						$ 1,600,000
Percentage of shares owned																				79.00%		79.00%
Generated revenue per month																				$ 1,600,000
Triton Capital Market Ltd [Member] | FXDIRECT [Member] | Nukkleus Inc.[Member]
Description of Organization and Business Operations (Details) [Line Items]
Related party transaction expense																						$ 1,575,000
Termination of agreement, in days																						90 days
Related party transaction expense																				$ 1,575,000
Jacobi Agreement [Member] | Nukkleus Inc.[Member]
Description of Organization and Business Operations (Details) [Line Items]
Acquire to issued and outstanding percentage										5.00%
Consideration of shares (in Shares)										20,000,000
Digiclear Agreement [Member] | Nukkleus Inc.[Member]
Description of Organization and Business Operations (Details) [Line Items]
Balance of ordinary shares issued (in Shares)								5,400,000	5,400,000														5,400,000
Balance of ordinary shares outstanding (in Shares)								5,400,000	5,400,000														5,400,000
Digiclear Transaction [Member] | Nukkleus Inc.[Member]
Description of Organization and Business Operations (Details) [Line Items]
Consideration shares (in Shares)								15,151,515	15,151,515														15,151,515
Market price								$ 5,000,000	$ 5,000,000